STOCKHOLDERS’ EQUITY - Schedule of Warrants Outstanding to Purchase Common Stock (Details) - $ / shares	9 Months Ended
	Sep. 30, 2023	Jul. 31, 2022	May 17, 2022
Class of Stock [Line Items]
Exercise Price per Share (in usd per share)		$ 0.01	$ 0.9382
Warrants Expiring In November 2023
Class of Stock [Line Items]
Number of Shares (in shares)	8,629
Exercise Price per Share (in usd per share)	$ 34.76
Warrants Expiring In December 2023
Class of Stock [Line Items]
Number of Shares (in shares)	1,438
Exercise Price per Share (in usd per share)	$ 34.76
Warrants Expiring In June 2025
Class of Stock [Line Items]
Number of Shares (in shares)	1,142,289
Exercise Price per Share (in usd per share)	$ 14.74
Warrants Expiring In February 2026
Class of Stock [Line Items]
Number of Shares (in shares)	3,758
Exercise Price per Share (in usd per share)	$ 300.00
Warrants Expiring In May 2027
Class of Stock [Line Items]
Number of Shares (in shares)	24,667
Exercise Price per Share (in usd per share)	$ 28.15
Warrants Expiring In July 2027
Class of Stock [Line Items]
Number of Shares (in shares)	1,168
Exercise Price per Share (in usd per share)	$ 0.01
Warrants Expiring In April 2028
Class of Stock [Line Items]
Number of Shares (in shares)	2,402
Exercise Price per Share (in usd per share)	$ 61.39
Warrants Expiring in 60 Months After Registration Date
Class of Stock [Line Items]
Number of Shares (in shares)	421,590
Exercise Price per Share (in usd per share)	$ 14.73
Expiration Period (in months)	60 months
Warrants Expiring in 60 Months After Registration Date
Class of Stock [Line Items]
Number of Shares (in shares)	1,269,210
Exercise Price per Share (in usd per share)	$ 13.51
Expiration Period (in months)	60 months
Warrants Expiring in 24 Months After Registration Date
Class of Stock [Line Items]
Number of Shares (in shares)	814,467
Exercise Price per Share (in usd per share)	$ 12.28
Expiration Period (in months)	24 months